EMPLOYMENT (Schedule of Average Number of Persons Employed) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Number of persons employed	398	477	543
Research and development [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	30	41	52
Administration and sales [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	119	134	148
Manufacturing and quality [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	249	302	343